DEUTSCHE ASSET MANAGEMENT

[GRAPHIC OMITTED]

   Mutual Fund

        Annual Report

            December 31, 2001

                Institutional

Treasury Money Fund


                                            A MEMBER OF THE DEUTSCHE BANK GROUP
                                                     [GRAPHIC OMITTED]

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Treasury Money Fund Institutional
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TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ................. 3

              TREASURY MONEY FUND INSTITUTIONAL
                 Statement of Assets and Liabilities . 5
                 Statement of Operations ............. 6
                 Statements of Changes in Net Assets . 7
                 Financial Highlights ................ 8
                 Notes to Financial Statements ....... 9
                 Report of Independent Accountants ...11
                 Tax Information .....................11

              TREASURY MONEY PORTFOLIO
                 Schedule of Portfolio Investments ...12
                 Statement of Assets and Liabilities .13
                 Statement of Operations .............14
                 Statements of Changes in Net Assets .15
                 Financial Highlights ................16
                 Notes to Financial Statements .......17
                 Report of Independent Accountants ...19

              FUND TRUSTEES AND OFFICERS .............20


                        --------------------------------
                  The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                        ---------------------------------

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Treasury Money Fund Institutional
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LETTER TO SHAREHOLDERS


We are pleased to present you with this annual report for Treasury Money Fund Institutional (the 'Fund'), providing a detailed review of the market, the Portfolio and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
The short-term US Treasury market performed comparatively well during the year 2001, impacted most during the annual period by the actions of the Federal Reserve Board. The US economic slowdown, deterioration in corporate credit quality and news-making crises at home and abroad also boosted US Treasury performance.

THE FEDERAL RESERVE BOARD EASED INTEREST RATES ELEVEN TIMES OVER THE COURSE OF THE YEAR, CAUSING MONEY MARKET YIELDS TO DECLINE DRAMATICALLY.
     o These interest rate cuts, totaling 4.75%, caused the US Treasury yield curve to steepen sharply.
     o This campaign of easing monetary policy, particularly in the year's second half, was the most concentrated effort to rejuvenate the economy in the central bank's history.
     o In explaining the rationale for its interest rate cuts, the Federal Reserve Board consistently cited falling corporate profits, declining business capital investment, weak consumer confidence in the US and slower economic growth abroad.

US TREASURY MARKET ATTENTION WAS PARTICULARLY FOCUSED ON THE FEDERAL RESERVE BOARD'S RESPONSE TO THE UNITED STATES ECONOMY'S PROTRACTED SLOWDOWN.
     o Employment, production and business spending remained weak. Consumer confidence dipped to new lows, as layoffs and related fears over job security began to surge.
     o The tragic events of September 11 only heightened the degree of economic uncertainty.
     o The Federal Reserve Board's already aggressive pace of interest rate cuts was stepped up in the aftermath of the attacks, as it began flooding the financial markets with liquidity. Its objective was to stabilize consumer and business confidence.

 SECTOR ALLOCATION
 By Asset Type as of December 31, 2001
 (percentages are based on market value of total investments in the Portfolio)

                          [GRAPHIC OMITTED]
        EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHICS

US Treasury Obligations 41%
Repurchase Agreements 50%
Money Market Funds 9%

AS THE US ECONOMIC SLOWDOWN ACCELERATED AND THE EQUITY MARKETS CONTINUED TO SLIDE THROUGH MUCH OF THE YEAR, A DETERIORATION OF CORPORATE CREDIT QUALITY RENEWED A FLIGHT-TO-QUALITY IN THE US TREASURY MARKET.
     o A number of companies saw their debt either downgraded or put 'on watch' for possible downgrades by rating agencies.
     o The purchase of high quality issues with little risk of downgrade became both more challenging and more important for money market fund managers.

TWO NOTABLE EVENTS CAPTURED THE US TREASURY MARKET'S ATTENTION TOWARD THE END OF THE YEAR.
     o The failure of Enron represented the largest corporate bankruptcy ever recorded. The full ramifications of this event on the US Treasury market remain unclear, as the company was a major player with great exposure in the credit markets. A great number of banks and insurance companies had exposure to Enron at the time of its failure, further extending the impact of its bankruptcy.
     o Finally, turmoil in Argentina led to a default on its debt, devaluation of its currency, and a succession of five presidents in a two-week period at the end of December 2001. The fallout from this debacle was felt throughout the emerging markets, further supporting the flight-to-quality toward the US Treasury market.


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Treasury Money Fund Institutional
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LETTER TO SHAREHOLDERS


INVESTMENT REVIEW
We were able to produce competitive yields in Treasury Money Fund Institutional for the annual period. Our strategy was to maintain a neutral to slightly longer than average weighted average maturity. As the Federal Reserve Board was rapidly cutting interest rates, we focused on purchasing US Treasury bills and notes for the Portfolio, as these securities outperformed overnight repurchase agreements. Also, prior to each of the Federal Reserve Board's easings, we advantageously focused on capturing the higher yields offered through the purchase of term repurchase agreements.

After the tragedies of September 11, we focused on extending the Portfolio's weighted average maturity with the purchase of additional Treasury securities and term repurchase agreements. We also successfully maintained enough liquidity in the Portfolio in the event investors looked to us as a liquidity vehicle. In the fourth quarter of the year, we focused our attention on the intermittent signs of recovery in the US economy, seeking to determine whether we had reached the bottom of the Federal Reserve Board's monetary easing cycle.

MANAGER OUTLOOK
We are cautiously optimistic about the outlook for the US economy. A great deal of monetary and fiscal stimulus is already in the pipeline, and there are emerging signs of recovery in consumer confidence, initial jobless claims, housing starts and durable goods (example transportation). We believe we may be nearing the end of the Federal Reserve Board's easing cycle and at the start of the recovery stage in the US economy. Based on this view, we intend to carefully monitor the Portfolio's weighted average maturity and perhaps shorten its days to maturity following the Federal Reserve Board's January 2002 meeting. We also intend to closely monitor the US Treasury yield curve in anticipation of further curve steepening.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

As always, we appreciate your ongoing support of Treasury Money Fund Institutional, and we look forward to continuing to serve your investment needs for many years ahead.




/S/ SIGNATURE
Christine Haddad
Portfolio Manager of
TREASURY MONEY PORTFOLIO
December 31, 2001

                                           CUMULATIVE TOTAL RETURNS                AVERAGE ANNUAL TOTAL RETURNS           ANNUALIZED
                                                                                                                     7 Day     7 Day
Periods Ended          1 Year 3 Years  5 Years  10 Years       Since  1 Year 3 Years 5 Years 10 Years       Since  Current Effective
December 31, 2001                                        Inception 2                                  Inception 2    Yield     Yield
Treasury Money Fun
 Institutional 1       3.85%  15.54%   28.18%   57.95%   72.82%       3.85%  4.93%   5.09%   4.68%    4.90%        1.82% 3   1.83% 3
------------------------------------------------------------------------------------------------------------------------------------
iMoneyNet--US Treasury
 and Repo
 Institutional
 Money Funds Average 4 3.62%  14.84%   27.00%   55.90%   70.07%       3.62%  4.71%   4.89%   4.53%    4.75%        1.59%    1.60%
------------------------------------------------------------------------------------------------------------------------------------

     1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Yields and total return will fluctuate. The yields quoted more closely reflect the Fund's current earnings than the total return quotations. 'Current yield' refers to the income generated by an investment in the Fund over a seven-day period. This income is then 'annualized'. The 'effective yield' is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The 'effective yield' may be slightly higher than the 'current yield' because of the compounding effect of this assumed reinvestment. All performance assumes the reinvestment of dividends. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
     2 The Fund's inception date is July 25, 1990. Benchmark returns are for the period beginning July 31, 1990.
     3 The investment advisor and administrator have contractually agreed to waive their fees and/or reimburse expenses until April 30, 2003 so that total net expenses are not exceeded. Without such fee waivers the seven-day current and effective yields would have been 1.80% and 1.81%, respectively.
     4 Money Fund Report Averages, a service of iMoneyNet, Inc., are averages for categories of similar money market funds.

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                                       4

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Treasury Money Fund Institutional
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES



                                                               DECEMBER 31, 2001

ASSETS
   Investment in the Treasury Money Portfolio, at value ....        $527,723,990
   Receivable for capital shares sold ......................               1,665
   Prepaid expenses and other ..............................               3,739
                                                                ----------------
Total assets ...............................................         527,729,394
                                                                ----------------
LIABILITIES
   Due to administrator ....................................              24,701
   Dividend payable ........................................             702,422
   Accrued expenses and other ..............................              15,723
                                                                ----------------
Total liabilities ..........................................             742,846
                                                                ----------------
NET ASSETS .................................................        $526,986,548
                                                                ================

COMPOSITION OF NET ASSETS
   Paid-in capital .........................................        $526,781,567
   Undistributed net investment income .....................             164,879
   Accumulated net realized gain from
   investment transactions .................................              40,102
                                                                ----------------
NET ASSETS .................................................        $526,986,548
                                                                ================

SHARES OUTSTANDING ($0.001 par value per share, unlimited
   number of shares authorized) ............................         526,773,488
                                                                ================

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) ..............        $       1.00
                                                                ================


See Notes to Financial Statements.
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Treasury Money Fund Institutional
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STATEMENT OF OPERATIONS


                                                              FOR THE YEAR ENDED
                                                               DECEMBER 31, 2001

INVESTMENT INCOME
   Net investment income allocated from Treasury Money Portfolio:
     Interest ................................................      $34,987,127
     Expenses 1 ...............................................      (1,667,626)
                                                               ----------------
   Net investment income from Treasury Money Portfolio .......       33,319,501
                                                               ----------------
EXPENSES
   Administration and services fees ..........................          413,228
   Registration fees .........................................           18,163
   Printing and shareholder reports ..........................           14,976
   Professional fees .........................................           18,692
   Trustees fees .............................................           10,438
   Miscellaneous .............................................           31,037
                                                                ----------------
Total expenses ...............................................          506,534
Less: fee waivers and/or expense reimbursements ..............          (93,306)
                                                                ----------------
Net expenses .................................................          413,228
                                                                ----------------
NET INVESTMENT INCOME ........................................       32,906,273
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS ...............          107,521
                                                                ----------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................      $33,013,794
                                                                ===============

--------------------------------------------------------------------------------
1 For the year ended December 31, 2001, the Treasury Money Portfolio waived fees in the amount of $55,240, which was allocated to the Fund on a pro-rated basis.







See Notes to Financial Statements.
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                                       6

Treasury Money Fund Institutional
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STATEMENTS OF CHANGES IN NET ASSETS


                                                FOR THE YEARS ENDED DECEMBER 31,
                                                         2001               2000

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income .................... $    32,906,273   $    71,884,657
   Net realized gain (loss) from
   investment transactions ..................         107,521           (48,677)
                                              ---------------   ---------------
Net increase in net assets from operations ..      33,013,794        71,835,980
                                              ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ....................     (33,073,088)      (71,912,011)
                                              ---------------   ---------------
CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share)
   Proceeds from sales of shares ............   3,813,643,254     4,478,144,693
   Dividend reinvestments ...................      29,883,789        51,003,738
   Cost of shares redeemed ..................  (4,405,076,602)   (5,408,274,340)
                                              ---------------   ---------------
Net decrease in net assets from
   capital share transactions ...............    (561,549,559)     (879,125,909)
                                              ---------------   ---------------
TOTAL DECREASE IN NET ASSETS ................    (561,608,853)     (879,201,940)
NET ASSETS
   Beginning of year ........................   1,088,595,401     1,967,797,341
                                              ---------------   ---------------
   End of year .............................. $   526,986,548   $ 1,088,595,401
                                              ===============   ===============


See Notes to Financial Statements.
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Treasury Money Fund Institutional
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FINANCIAL HIGHLIGHTS

                                                                                               FOR THE YEARS ENDED DECEMBER 31,
                                                         2001            2000             1999             1998            1997

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ................. $   1.00        $   1.00         $   1.00         $   1.00       $    1.00
                                                     --------        --------         --------         --------        --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ...........................     0.04            0.06             0.05             0.05            0.05
   Net realized gain (loss) on
     investment transactions .......................     0.00 1         (0.00) 1         (0.00) 1          0.00 1          0.00 1
                                                     --------        --------         --------         --------        --------
Total from investment operations ...................     0.04            0.06             0.05             0.05            0.05
                                                     --------        --------         --------         --------        --------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ...........................    (0.04)          (0.06)           (0.05)           (0.05)          (0.05)
                                                     --------        --------         --------         --------        --------
NET ASSET VALUE, END OF YEAR ....................... $   1.00        $   1.00         $   1.00         $   1.00        $   1.00
                                                     ========        ========         ========         ========        ========

TOTAL INVESTMENT RETURN ............................     3.85%           6.12%            4.84%            5.28%           5.42%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year (000s omitted) .......... $526,987      $1,088,595       $1,967,797       $1,728,834      $1,852,634
   Ratios to average net assets:
     Net investment income .........................     3.95%           5.91%            4.72%            5.16%           5.26%
     Expenses after waivers and/or
        reimbursements, including expenses
        of the Treasury Money Portfolio ............     0.25%           0.25%            0.25%            0.25%           0.25%
     Expenses before waivers and/or
        reimbursements, including expenses
        of the Treasury Money Portfolio ............     0.27%           0.27%            0.26%            0.26%           0.27%

-------------------------------------------------------------------------------------------------------------------------------

1 Less than $0.01 per share.


See Notes to Financial Statements.
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Treasury Money Fund Institutional
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NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION
BT Institutional Funds (the 'Company') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Company is organized as a business trust under the laws of the Commonwealth of Massachusetts. Treasury Money Fund Institutional (the 'Fund') is one of the funds the Company offers to investors.

The investment objective of the Fund is to seek a high level of current income consistent with liquidity and the preservation of capital by investing in debt obligations of the US Treasury or repurchase agreements collateralized by US Treasury debt obligations. The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Treasury Money Portfolio (the 'Portfolio'), an open-end management investment company registered under the Act. Details concerning the Fund's investment objective and policies and the risk factors associated with the Fund's investments are described in the Prospectus and Statement of Additional Information.

The Portfolio's financial statements accompany this report.

B. VALUATION OF SECURITIES
The Fund determines the value of its investment in the Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets. On December 31, 2001, the Fund owned approximately 65% of the Portfolio. The Portfolio's policies for determining the value of its net assets are discussed in the Portfolio's Financial Statements, which accompany this report.

C. INVESTMENT INCOME AND OTHER
The Fund receives a daily allocation of the Portfolio's net investment income and net realized and unrealized gains and losses in proportion to its investment in the Portfolio.

D. DISTRIBUTIONS
The Fund distributes all of its net investment income in the form of dividends, which are declared and recorded daily. Accumulated daily dividends are distributed to shareholders monthly.

E. FEDERAL INCOME TAXES
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Administrator. The Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.05%. Prior to July 1, 2001, Bankers Trust served as the administrator to the Fund under the same fee structure.

The Advisor and Administrator have contractually agreed to waive their fees and/or reimburse expenses of the Fund through April 30, 2003, to the extent necessary, to limit all expenses to 0.25% of the average daily net assets of the Fund, including expenses of the Portfolio.

Certain officers and directors of the Fund are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities.





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                                       9

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Treasury Money Fund Institutional
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NOTES TO FINANCIAL STATEMENTS

NOTE 3--FEDERAL INCOME TAXES
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distributions during the year ended December 31, 2001 were characterized as follows for tax purposes:

Ordinary income                             $33,073,088

At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                  $204,981



NOTE 4--CONCENTRATION OF OWNERSHIP

From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At December 31, 2001, there was one shareholder who held 12% of the outstanding shares of the Fund.



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                                       10

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Treasury Money Fund Institutional
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REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of BT Institutional Funds and
Shareholders of Treasury Money Fund Institutional



In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of the Treasury Money Fund Institutional (one of the funds comprising BT Institutional Funds, hereafter referred to as the 'Fund') at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the transfer agent, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Baltimore, Maryland
February 1, 2002


--------------------------------------------------------------------------------
TAX INFORMATION (Unaudited) For the Year Ended December 31, 2001

We are providing this information as required by the Internal Revenue Code. The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

Of the net investment income distributions made during the fiscal year ended December 31, 2001, 23.86% has been derived from investments in US Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.



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Treasury Money Portfolio
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SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001


  PRINCIPAL
     AMOUNT    SECURITY                                                    VALUE

               US TREASURY OBLIGATIONS-40.90%
               US Treasury Bills:
 $70,000,000     2.27%, 1/3/02 .....................................$ 69,991,172
  25,000,000     1.52%, 1/24/02 ....................................  24,945,056
  25,000,000     2.17%, 1/24/02 ....................................  24,965,340
  50,000,000     1.86%, 6/6/02 .....................................  49,597,000
  50,000,000     1.695%, 6/13/02 ...................................  49,616,271
               US Treasury Notes:
  50,000,000     6.50%, 5/31/02 ....................................  50,815,115
  60,000,000     5.75%, 10/31/02 ...................................  61,849,140
                                                                    ------------
TOTAL US TREASURY OBLIGATIONS
   (Amortized Cost $331,779,094) ................................... 331,779,094
                                                                    ------------
               MONEY MARKET FUNDS-8.73%
  23,839,000   Dreyfus Money Market ................................  23,839,000
  25,000,000   AIM Treasury Portfolio ..............................  25,000,000
  22,000,000   Goldman Treasury Instrument .........................  22,000,000
                                                                    ------------
TOTAL MONEY MARKET FUNDS
   (Amortized Cost $70,839,000) ....................................  70,839,000
                                                                    ------------
                 REPURCHASE AGREEMENTS 1-50.24%
  30,000,000     Tri Party Repurchase Agreement with BNP Paribas,
                   dated 12/31/01, 1.70%, principal and interest in
                   the amount of $30,002,833, due 1/2/02,
                   (collateralized by US Treasury Notes with a
                   par value of $29,619,000, coupon rates from
                   4.25% to 5.00%, due from 3/31/03 thru 8/15/11,
                   with a market value of $30,277,958) .............  30,000,000
 145,576,000     Tri Party Repurchase Agreement with Credit
                   Suisse First Boston Corp., dated 12/31/01,
                   1.75%, principal and interest in the amount
                   of $145,590,153, due 1/2/02, (collateralized
                   by US Strip Principal with a par value of
                   $378,340,000, coupon rates from 8.75% to 8.87%,
                   due from 5/15/17 thru 8/15/17, with a market
                   value of $148,488,715) .......................... 145,576,000
 157,000,000     Tri Party Repurchase Agreement with Goldman
                   Sachs & Co. , dated 12/31/01, 1.60%, principal
                   and interest in the amount of $157,013,956,
                   due 1/2/02, (collateralized by a US Treasury
                   Bond with a par value of $18,804,000, coupon
                   of 8.75%, due 8/15/20, with a market value of
                   $25,006,387 and by a US Treasury Bill with a
                   par value of $134,959,000, coupon rate of 0.00%,
                   due 3/7/02, with a market value of $134,516,739)  157,000,000
  45,000,000     Tri Party Repurchase Agreement with Salomon Smith
                   Barney, dated 11/15/01, 1.90%, principal and
                   $45,144,875, due 1/15/02, (collateralized by
                   US Treasury Bonds interest in the amount of
                   with a par value of $36,331,071, coupon rates
                   from 8.875% to 11.625%, due from 11/15/04 thru
                   8/15/17, with a market value of $47,585,922)2 ...  45,000,000
  30,000,000     Tri Party Repurchase Agreement with UBS Warburg
                   LLC, dated 12/31/01, 1.70%, principal and
                   interest in the amount of $30,002,833,
                   due 1/3/02, (collateralized by a Treasury Bill
                   with a par value of $30,700,000, coupon rate
                   of 0.00%, due 2/7/02, with a market value of
                   $30,641,670) ....................................  30,000,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
   (Amortized Cost $407,576,000) ................................... 407,576,000
                                                                    ------------
TOTAL INVESTMENTS
   (Amortized Cost $810,194,094)3 ........................ 99.87%   $810,194,094

OTHER ASSETS IN EXCESS OF LIABILITIES ....................  0.13       1,065,393
                                                          ------    ------------
NET ASSETS ...............................................100.00%   $811,259,487
                                                          ======    ============

--------------------------------------------------------------------------------
1 Market value disclosed for collateral on repurchase agreements is as of December 31, 2001.
2 The term repurchase agreements are subject to a seven-day demand feature.
3 Also aggregate cost for federal tax purposes.
Abbreviations:
FHLB--Federal Home Loan Bank

See Notes to Financial Statements.
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                                      12

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Treasury Money Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES



                                                               DECEMBER 31, 2001

ASSETS
   Investments at value (amortized cost $810,194,094) ............. $810,194,094
   Cash ...........................................................      127,932
   Interest receivable ............................................    1,100,224
   Prepaid expenses and other .....................................        5,480
                                                                    ------------
Total assets ......................................................  811,427,730
                                                                    ------------
LIABILITIES
   Due to advisor .................................................      160,745
   Accrued expenses and other .....................................        7,498
                                                                    ------------
Total liabilities .................................................      168,243
                                                                    ------------
NET ASSETS ........................................................ $811,259,487
                                                                    ============
COMPOSITION OF NET ASSETS
   Paid-in capital ................................................ $811,259,487
                                                                    ------------
NET ASSETS ........................................................ $811,259,487
                                                                    ============


See Notes to Financial Statements.
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                                       13

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Treasury Money Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS


                                                             FOR THE YEAR ENDED
                                                              DECEMBER 31, 2001

INVESTMENT INCOME
   Interest ......................................................  $47,276,902
                                                                    -----------
EXPENSES
   Advisory fees .................................................    1,712,922
   Administration and services fees ..............................      570,974
   Professional fees .............................................       17,406
   Trustees fees .................................................       10,438
   Miscellaneous .................................................       47,743
                                                                    -----------
Total expenses ...................................................    2,359,483
Less: fee waivers and/or expense reimbursements ..................      (75,652)
                                                                    -----------
Net expenses .....................................................    2,283,831
                                                                    -----------
NET INVESTMENT INCOME ............................................   44,993,071
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS ...................      155,574
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .......................  $45,148,645
                                                                    ===========


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       14

Treasury Money Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                               FOR THE YEARS ENDED DECEMBER 31,
                                                         2001              2000

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income .....................  $  44,993,071   $    96,715,079
   Net realized gain (loss) from
   investment transactions ...................        155,574           (65,926)
                                                -------------   ---------------
Net increase in net assets from operations ...     45,148,645        96,649,153
                                                -------------   ---------------
CAPITAL TRANSACTIONS IN SHARES OF
 BENEFICIAL INTEREST
   Proceeds from capital invested ............  3,776,060,877     5,663,957,135
   Value of capital withdrawn ................ (4,440,708,522)   (6,859,152,216)
                                                -------------   ---------------
Net decrease in net assets from
    capital transactions in shares
    of beneficial interest ...................   (664,647,645)   (1,195,195,081)
                                                 -------------   --------------
TOTAL DECREASE IN NET ASSETS .................   (619,499,000)   (1,098,545,928)
NET ASSETS
   Beginning of year .........................  1,430,758,487     2,529,304,415
                                                -------------   ---------------
   End of year ...............................  $ 811,259,487   $ 1,430,758,487
                                                =============   ===============


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       15

Treasury Money Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                   2001           2000           1999           1998           1997

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year
     (000s omitted) .......................... $811,259     $1,430,758     $2,529,304     $2,038,646     $2,119,300
   Ratios to average net assets:
     Net investment income ...................     3.94%          5.95%          4.76%          5.23%          5.29%
     Expenses after waivers
        and/or reimbursements ................     0.20%          0.20%          0.20%          0.20%          0.20%
     Expenses before waivers
        and/or reimbursements ................     0.21%          0.21%          0.20%          0.20%          0.20%


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       16

Treasury Money Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION
The Treasury Money Portfolio (the 'Portfolio') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Portfolio is organized as a business trust under the laws of the state of New York.

Details concerning the Portfolio's investment objective and policies and the risk factors associated with the Portfolio's investments are described in the Portfolio's Prospectus and Statement of Additional Information.

B. VALUATION OF SECURITIES
The Portfolio values its investments at amortized cost.

C. SECURITIES TRANSACTION AND INVESTMENT INCOME
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

D. REPURCHASE AGREEMENTS
The Portfolio may make short-term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed income securities to the Portfolio and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

E. FEDERAL INCOME TAXES
The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

F. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.




--------------------------------------------------------------------------------
                                       17

Treasury Money Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 2--FEES AND TRANSACTION
        WITH AFFILIATES
Deutsche Asset Management, Inc., an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor. The Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.15%. Prior to April 30, 2001, Bankers Trust served as the investment advisor to the Portfolio under the same fee structure.

Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Administrator. The Portfolio pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at an annual rate of 0.05%. Prior to July 1, 2001, Bankers Trust served as the administrator to the Portfolio under the same fee structure.

The Advisor and Administrator have contractually agreed to waive their fees and/or reimburse expenses of the Fund through April 30, 2003, to the extent necessary, to limit all expenses to 0.25% of the average daily net assets of the Fund, including expenses of the Portfolio.

Certain officers and directors of the Portfolio are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Portfolio for serving in these capacities.

NOTE 3--LINE OF CREDIT
The Portfolio participates with other affiliated entities in an unsecured revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 26, 2002. A commitment fee is apportioned among the participants based on their relative net assets. The Portfolio did not borrow during the period.





--------------------------------------------------------------------------------
                                       18

Treasury Money Portfolio
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Holders of Beneficial Interest of
Treasury Money Portfolio



In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Treasury Money Portfolio (hereafter referred to as the 'Portfolio') at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Baltimore, Maryland
February 1, 2002

--------------------------------------------------------------------------------
                                       19

Treasury Money Fund Institutional
--------------------------------------------------------------------------------
FUND TRUSTEES AND OFFICERS

                                                                                                    NUMBER OF FUNDS
  NAME, BIRTH DATE AND                                                                              IN THE FUND
  POSITION WITH THE TRUST AND           BUSINESS EXPERIENCE AND                                     COMPLEX OVERSEEN
  THE PORTFOLIO TRUST 1                 DIRECTORSHIPS DURING THE PAST 5 YEARS                       BY TRUSTEE 2


  INDEPENDENT TRUSTEES
  ---------------------------------------------------------------------------------------------------------------------------

  Charles P. Biggar                     Retired (since 1987); formerly Vice President,              27
  October 13, 1930                      International Business Machines
  Trustee BT Institutional Funds        ('IBM') (1975 to 1978) and President, National
  since 1990; and Treasury Money        Services and the Field Engineering Divisions of
  Portfolio since 1990.                 IBM (1976 to 1987).

  ---------------------------------------------------------------------------------------------------------------------------

  S. Leland Dill                        Trustee, Phoenix Zweig Series Trust (since September        27
  March 28, 1930                        1989); Trustee, Phoenix Euclid Market Neutral Fund
  Trustee BT Institutional Funds        (since May 1998); Retired (since 1986); formerly
  since 1999; and Treasury Money        Partner, KPMG Peat Marwick (June 1956-June 1986);
  Portfolio since1990.                  Director, Vintners
                                        International Company Inc. (June 1989 to May 1992);
                                        Director, Coutts (USA) International (January 1992-March
                                        2000); Director, Coutts Trust Holdings Ltd.,Director,
                                        Coutts Group (March 1991 to March 1999); General Partner,
                                        Pemco (June 1979 to June 1986).

  ---------------------------------------------------------------------------------------------------------------------------

  Martin J. Gruber                      Nomura Professor of Finance, Leonard N. Stern School of     27
  July 15, 1937                         Business, New York University (since 1964); Trustee, CREF
  Trustee BT Institutional Funds        (since 2000); Director, S.G. Cowen Mutual Funds (since
  since 1999; and Treasury Money        1985); Director, Japan Equity Fund, Inc. (since 1992);
  Portfolio since 1999.                 Director, Thai Capital Fund, Inc. (since 2000); Director,
                                        Singapore Fund, Inc. (since 2000).

  ---------------------------------------------------------------------------------------------------------------------------

  Richard J. Herring                    Jacob Safra Professor of International Banking and          27
  February 18, 1946                     Professor, Finance Department, The Wharton School,
  Trustee BT Institutional Funds        University of Pennsylvania (since 1972); Director,
  since 1990; and Treasury Money        Lauder Institute of International Management Studies
  Portfolio since 1999.                 (since 2000); Co-Director, Wharton Financial Institutions
                                        Center (since 2000).

  ---------------------------------------------------------------------------------------------------------------------------

  Bruce E. Langton                      Formerly Assistant Treasurer of IBM Corporation (until      27
  May 10, 1931                          1986); Trustee and Member, Investment Operations
  Trustee BT Institutional Funds        Committee, Allmerica Financial Mutual Funds (1992 to
  since 1990; and Treasury Money        2001); Member, Investment Committee, Unilever US Pension
  Portfolio since 1999.                 and Thrift Plans (1989 to 2001);3 Retired (since 1987);
                                        Director, TWA Pilots Directed Account Plan and 401(k) Plan
                                        (1988 to 2000).

  ---------------------------------------------------------------------------------------------------------------------------

  Philip Saunders, Jr.                  Principal, Philip Saunders Associates (Economic and         27
  October 11, 1935                      Financial Consulting) (since 1998); former Director,
  Trustee BT Institutional Funds        Financial Industry Consulting, Wolf & Company (1987 to
  since 1999; and Treasury Money        1988); President, John Hancock Home Mortgage Corporation
  Portfolio since 1990.                 (1984 to 1986); Senior Vice President of Treasury and
                                        Financial Services, John Hancock Mutual Life
                                        Insurance Company, Inc. (1982 to 1986).

  ---------------------------------------------------------------------------------------------------------------------------

  Harry Van Benschoten                  Retired (since 1987); Corporate Vice President, Newmont     27
  February 18, 1928                     Mining Corporation (prior to 1987); Director, Canada Life
  Trustee BT Institutional Funds        Insurance Corporation of New York (since 1987).
  since 1999; and Treasury Money
  Portfolio since 1999.

  ---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       20

Treasury Money Fund Institutional
--------------------------------------------------------------------------------
FUND TRUSTEES AND OFFICERS

                                                                                                    NUMBER OF FUNDS
  NAME, BIRTH DATE AND                                                                              IN THE FUND
  POSITION WITH THE TRUST AND           BUSINESS EXPERIENCE AND                                     COMPLEX OVERSEEN
  THE PORTFOLIO TRUST 1                 DIRECTORSHIPS DURING THE PAST 5 YEARS                       BY TRUSTEE 2


  INTERESTED TRUSTEES
  ---------------------------------------------------------------------------------------------------------------------------

  Richard T. Hale 4                     Managing Director, Deutsche Banc Alex. Brown Inc. (formerly 27
  July 17, 1945                         DB Alex. Brown LLC) (June 1999 to present); Deutsche Asset
  Trustee BT Institutional Funds        Management-Americas (June 1999 to present); Director and
  since 1999; and Treasury Money        President, Investment Company Capital Corp. (registered
  Portfolio since 1999; President       investment advisor) (April 1996 to present).
  of each of the BTTrusts since 2000.   Director/Trustee and President, Deutsche Asset Management
                                        Mutual Funds (1989 to present); Director, Deutsche Global
                                        Funds, Ltd. (January 2000 to present); Director, CABEI
                                        Fund (June 2000 to present); Director, North American
                                        Income Fund (September 2000 to present); Vice President,
                                        Deutsche Asset Management, Inc. (September 2000 to present).
                                        Chartered Financial Analyst. Formerly, Director, ISI
                                        Family of Funds.

 ---------------------------------------------------------------------------------------------------------------------------



  NAME, BIRTH DATE AND
  POSITION WITH THE TRUST AND           BUSINESS EXPERIENCE AND
  THE PORTFOLIO TRUST                   DIRECTORSHIPS DURING THE PAST 5 YEARS


  OFFICERS
  ---------------------------------------------------------------------------------------------------------------------------

  Daniel O. Hirsch                      Director, Deutsche Asset Management (1999 to present). Formerly, Principal, BT
  March 27, 1954                        Alex. Brown Incorporated, (Deutsche Banc Alex. Brown Inc.), (1998 to 1999);
  Vice President/Secretary              Assistant General Counsel, United States Securities and Exchange Commission,
                                        (1993 to 1998).

  ---------------------------------------------------------------------------------------------------------------------------

  Charles A. Rizzo                      Director, Deutsche Asset Management (April 2000 to present); Certified Public
  August 5, 1957                        Accountant; Certified Management Accountant. Formerly, Vice President and Department
  Treasurer                             Head, BT Alex. Brown Incorporated (Deutsche Banc Alex. Brown Inc.), 1998 to 1999;
                                        Senior Manager, Coopers & Lybrand L.L.P. (PricewaterhouseCoopers LLP), 1993 to 1998.

  ---------------------------------------------------------------------------------------------------------------------------

  Amy Olmert                            Director, Deutsche Asset Management (formerly BT Alex. Brown Inc.) ;(January 1999 to
  May 14, 1963                          present); Certified Public Accountant (1989 to present). Formerly, Vice President,
  Assistant Treasurer                   BT Alex. Brown Incorporated, (Deutsche Banc Alex. Brown Inc.), (1997 to 1999); Senior
                                        Manager (1992 to 1997), Coopers & Lybrand L.L.P. (PricewaterhouseCoopers LLP), (1988
                                        to 1992).
  ---------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
1 Unless otherwise indicated, the address of each Director and Officer is One
  South Street, Baltimore, MD 21202.
2 As of December 31, 2001 the total number of Funds and Portfolios (including the Master Portfolios) in the Fund Complex is 43.
3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.
4 Mr. Hale is a trustee who is an 'Interested Person' within the meaning of
  Section 2(a)(19) of the 1940 Act. Mr. Hale holds various positions with Deutsche Bank AG, including its advisor subsidiary, Deutsche Asset Management, Inc.

The Fund's Statement of Additional Information includes additional information about the Fund's Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-800-730-1313.

--------------------------------------------------------------------------------
                                       21

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                      DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                      PO BOX 219210
                      KANSAS CITY, MO 64121-9210
or call toll-free:    1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.


Treasury Money Fund Institutional                               CUSIP #055924203
                                                                 1680ANN (12/01)
                                                                    Printed 2/02

Distributed by:
ICC Distributors, Inc.